JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 2.9%
Boeing Co. (The) *	235	45,129
RTX Corp.	742	53,398
		98,527
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	160	24,908
Automobiles — 0.3%
General Motors Co.	286	9,416
Banks — 10.4%
Bank of America Corp.	5,063	138,616
Citigroup, Inc.	602	24,753
Citizens Financial Group, Inc.	803	21,529
PNC Financial Services Group, Inc. (The)	576	70,721
Truist Financial Corp.	826	23,627
Wells Fargo & Co.	1,914	78,230
		357,476
Beverages — 0.5%
Keurig Dr Pepper, Inc.	530	16,724
Biotechnology — 6.1%
AbbVie, Inc.	557	83,087
Biogen, Inc. *	167	42,832
BioMarin Pharmaceutical, Inc. *	286	25,339
Regeneron Pharmaceuticals, Inc. *	26	21,238
Sarepta Therapeutics, Inc. *	176	21,274
Seagen, Inc. *	77	16,293
		210,063
Building Products — 2.3%
Carrier Global Corp.	809	44,662
Masco Corp.	615	32,861
		77,523
Chemicals — 2.2%
Chemours Co. (The)	1,986	55,689
FMC Corp.	279	18,705
		74,394
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc. *	424	30,286
Performance Food Group Co. *	711	41,838
Walmart, Inc.	275	43,997
		116,121
Containers & Packaging — 0.5%
Silgan Holdings, Inc.	408	17,602

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.8%
Entergy Corp.	248	22,968
NextEra Energy, Inc.	1,257	72,000
		94,968
Electrical Equipment — 1.3%
Emerson Electric Co.	481	46,450
Entertainment — 0.8%
Endeavor Group Holdings, Inc., Class A	583	11,610
Walt Disney Co. (The) *	207	16,745
		28,355
Financial Services — 6.6%
Berkshire Hathaway, Inc., Class B *	261	91,248
Fidelity National Information Services, Inc.	877	48,455
Fiserv, Inc. *	610	68,940
WEX, Inc. *	92	17,332
		225,975
Food Products — 1.0%
General Mills, Inc.	259	16,541
Mondelez International, Inc., Class A	240	16,670
		33,211
Gas Utilities — 0.5%
National Fuel Gas Co.	301	15,651
Ground Transportation — 0.8%
Knight-Swift Transportation Holdings, Inc.	247	12,391
Uber Technologies, Inc. *	313	14,400
		26,791
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	183	17,666
Baxter International, Inc.	439	16,579
		34,245
Health Care Providers & Services — 7.4%
Cencora, Inc. (a)	358	64,403
Centene Corp. *	1,371	94,452
CVS Health Corp.	577	40,279
UnitedHealth Group, Inc.	108	54,604
		253,738
Health Care REITs — 1.8%
Ventas, Inc. (a)	1,480	62,334
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	101	38,189
Royal Caribbean Cruises Ltd. *	223	20,519
		58,708

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	263	48,645
Insurance — 4.1%
Globe Life, Inc.	90	9,797
MetLife, Inc.	608	38,255
Progressive Corp. (The)	315	43,909
Travelers Cos., Inc. (The)	212	34,644
Willis Towers Watson plc	63	13,039
		139,644
Interactive Media & Services — 0.5%
Meta Platforms, Inc., Class A *	61	18,283
Leisure Products — 0.4%
Hasbro, Inc.	234	15,477
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	33	16,602
Media — 3.9%
Charter Communications, Inc., Class A *	190	83,399
Comcast Corp., Class A	1,121	49,727
		133,126
Metals & Mining — 0.5%
Alcoa Corp.	618	17,971
Multi-Utilities — 3.2%
Dominion Energy, Inc.	1,716	76,631
Public Service Enterprise Group, Inc.	560	31,892
		108,523
Oil, Gas & Consumable Fuels — 11.0%
Cheniere Energy, Inc.	110	18,210
Chevron Corp.	576	97,179
Diamondback Energy, Inc.	192	29,767
EOG Resources, Inc.	276	35,009
Exxon Mobil Corp.	997	117,149
Hess Corp.	66	10,113
Pioneer Natural Resources Co.	297	68,109
		375,536
Passenger Airlines — 0.5%
Southwest Airlines Co.	592	16,033
Personal Care Products — 0.5%
Kenvue, Inc.	792	15,896
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,854	107,633

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 1.6%
Mid-America Apartment Communities, Inc.	247	31,852
Sun Communities, Inc. (a)	195	23,059
		54,911
Retail REITs — 0.8%
Kimco Realty Corp.	1,553	27,323
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	333	11,856
NXP Semiconductors NV (China)	107	21,350
		33,206
Software — 2.7%
Oracle Corp.	643	68,096
Salesforce, Inc. *	129	26,227
		94,323
Specialized REITs — 1.9%
Digital Realty Trust, Inc.	538	65,060
Specialty Retail — 0.5%
Best Buy Co., Inc.	259	17,993
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc. (a)	676	29,688
Tobacco — 1.3%
Philip Morris International, Inc.	489	45,242
Trading Companies & Distributors — 1.3%
WESCO International, Inc.	309	44,471
Total Common Stocks (Cost $3,199,386)		3,308,766
Short-Term Investments — 4.3%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $132,445)	132,407	132,447
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	14,996	14,999
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	1,750	1,750
Total Investment of Cash Collateral from Securities Loaned (Cost $16,749)		16,749
Total Short-Term Investments (Cost $149,194)		149,196
Total Investments — 100.9% (Cost $3,348,580)		3,457,962
Liabilities in Excess of Other Assets — (0.9)%		(32,154)
NET ASSETS — 100.0%		3,425,808

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $16,258.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,457,962	$—	$—	$3,457,962

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$89,626	$480,367	$437,549	$1	$2	$132,447	132,407	$1,374	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	8,997	118,000	112,000	2	—	14,999	14,996	243	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,834	55,073	55,157	—	—	1,750	1,750	55	—
Total	$100,457	$653,440	$604,706	$3	$2	$149,196		$1,672	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.